TAXATION - Reconciliation between the effective tax rate on income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before taxes	$ (151,967,289)	$ (159,344,113)
Statutory tax rate	27.00%	27.00%
Expected income tax recovery	$ (41,031,168)	$ (43,022,911)
Difference in foreign tax rates	(3,098,062)	569,917
Tax rate changes and other adjustments	1,027,280	36,969
Stock-based compensation	8,863,599	7,966,090
Unrealized change in fair value of financial liabilities	46,627,953	32,922,160
Non-deductible items	6,794,533	4,091,370
Benefit of tax loss not recognized	1,386,578	1,708,628
State tax	3,794,656	563,268
Total provision for income taxes	$ 24,365,369	$ 4,835,491
Effective Tax Rate	(16.03%)	(3.03%)